Shareholder Report, Holdings (Details)	Aug. 31, 2026
Fidelity Total Market Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Total Market Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Total Market Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Total Market Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Total Market Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Total Market Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Total Market Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Total Market Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Total Market Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Total Market Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Total Market Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Total Market Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Total Market Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Total Market Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Total Market Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Total Market Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Total Market Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Total Market Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Total Market Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Total Market Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Total Market Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Total Market Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity Total Market Index Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Total Market Index Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Total Market Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Total Market Index Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Total Market Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Total Market Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Total Market Index Fund | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Total Market Index Fund | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Total Market Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Total Market Index Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Total Market Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Series Total Market Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Series Total Market Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Series Total Market Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Series Total Market Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Series Total Market Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Series Total Market Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Series Total Market Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Series Total Market Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Series Total Market Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Series Total Market Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Series Total Market Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Series Total Market Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	35.90%
Fidelity Series Total Market Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Series Total Market Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Series Total Market Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Series Total Market Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Series Total Market Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Series Total Market Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Series Total Market Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Series Total Market Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Series Total Market Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Series Total Market Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity Series Total Market Index Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Total Market Index Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Series Total Market Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Total Market Index Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Total Market Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Total Market Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Total Market Index Fund | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Total Market Index Fund | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Total Market Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Series Total Market Index Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Total Market Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity International Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity International Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity International Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity International Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity International Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity International Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity International Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity International Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity International Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity International Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity International Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Fidelity International Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity International Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity International Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity International Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity International Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity International Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity International Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity International Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity International Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity International Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity International Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity International Index Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity International Index Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity International Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity International Index Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity International Index Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity International Index Fund | France
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity International Index Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity International Index Fund | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity International Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity International Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Fidelity International Index Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity International Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Flex 500 Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Flex 500 Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Flex 500 Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Flex 500 Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Flex 500 Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Flex 500 Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Flex 500 Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Flex 500 Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Flex 500 Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Flex 500 Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Flex 500 Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Flex 500 Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	37.90%
Fidelity Flex 500 Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Flex 500 Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Flex 500 Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Flex 500 Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Flex 500 Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Flex 500 Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Flex 500 Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Flex 500 Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Flex 500 Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Flex 500 Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity Flex 500 Index Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Flex 500 Index Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Flex 500 Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Flex 500 Index Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Flex 500 Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Flex 500 Index Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Flex 500 Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Flex 500 Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Extended Market Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Extended Market Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Extended Market Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Extended Market Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Extended Market Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Extended Market Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Extended Market Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Extended Market Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Extended Market Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Extended Market Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Extended Market Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Extended Market Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Extended Market Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Extended Market Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Extended Market Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Extended Market Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Extended Market Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Extended Market Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Extended Market Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Extended Market Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Extended Market Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Extended Market Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Fidelity Extended Market Index Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Extended Market Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Extended Market Index Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Extended Market Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Extended Market Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Extended Market Index Fund | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Extended Market Index Fund | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Extended Market Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Extended Market Index Fund | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Extended Market Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Extended Market Index Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Extended Market Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity 500 Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity 500 Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity 500 Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity 500 Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity 500 Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity 500 Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity 500 Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity 500 Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity 500 Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity 500 Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity 500 Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity 500 Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	37.90%
Fidelity 500 Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity 500 Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity 500 Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity 500 Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity 500 Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity 500 Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity 500 Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity 500 Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity 500 Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity 500 Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity 500 Index Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity 500 Index Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity 500 Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity 500 Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Flex Large Cap Focused Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Flex Large Cap Focused Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Flex Large Cap Focused Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Flex Large Cap Focused Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Flex Large Cap Focused Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Flex Large Cap Focused Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Flex Large Cap Focused Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Flex Large Cap Focused Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Flex Large Cap Focused Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Flex Large Cap Focused Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Flex Large Cap Focused Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Flex Large Cap Focused Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Flex Large Cap Focused Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Flex Large Cap Focused Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Flex Large Cap Focused Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Flex Large Cap Focused Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Flex Large Cap Focused Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Flex Large Cap Focused Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Flex Large Cap Focused Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Flex Large Cap Focused Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Flex Large Cap Focused Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Flex Large Cap Focused Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Flex Large Cap Focused Index Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Flex Large Cap Focused Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.20%
Fidelity Flex Large Cap Focused Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%